Financial Instruments and Risk Management - Activity in Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Balance at beginning of year	$ (1,928)	$ 409	$ 628
Unrealized gains (losses) from derivatives	(4,155)	(2,364)	2,050
Reclassifications into earnings from other comprehensive income (loss):
included in revenues	(249)	(1,917)	(809)
included in various statements of operations items	4,969	1,667	(1,519)
Tax effect	(115)	277	59
Balance at end of year	$ (1,477)	$ (1,928)	$ 409